Assets pledged, collateral received and assets transferred - Disclosure of transferred financial assets and the associated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	£ 256,835	£ 274,010
Associated liabilities	(138,221)	(142,218)
Derivatives
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	79,753	75,157
Associated liabilities	(79,753)	(75,157)
Repurchase agreements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	64,689	77,793
Associated liabilities	(45,810)	(53,481)
Securities lending arrangements
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	99,238	106,106
Associated liabilities	0	0
Other
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred assets	13,155	14,954
Associated liabilities	£ (12,658)	£ (13,580)